Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 7,731,124	$ 8,022,306
Accounts receivable, including $3,089,328 and $396,488 from related parties, net of allowance for credit losses of $2,420,620 and $2,270,620, as of March 31, 2024 and December 31, 2023, respectively	7,392,075	2,970,705
Inventories	379,321	350,353
Prepaid installation costs	424,792	4,705,519
Prepaid expenses and other current assets	4,004,532	40,403
Total current assets	19,931,844	16,089,286
Other assets	207,846	62,140
Property, equipment and other fixed assets, net	2,938,703	2,918,320
Operating lease right of use assets	982,951	1,135,668
Intangibles, net	514,020	771,028
Goodwill	27,010,745	27,010,745
Total assets	51,586,109	47,987,187
Current liabilities
Accounts payable	4,604,583	3,785,755
Accrued expenses and other current liabilities, including $267,006 and $2,415,966 with related parties at March 31, 2024 and December 31, 2023, respectively	2,788,460	3,874,697
Current portion of long-term debt	412,834	404,871
Current operating lease liabilities	487,348	539,599
Contract liabilities, including $106,585 and $1,160,848 with related parties as of March 31, 2024 and December 31, 2023, respectively	585,809	5,023,418
Total current liabilities	8,879,034	13,628,340
Non-current operating lease liabilities	529,015	636,414
Other liabilities	1,500,000
Warrant liabilities	1,656,000
Long-term debt	1,283,022	1,389,545
Non-current liabilities:
Total liabilities	13,847,071	15,654,299
Commitments and contingencies (Note 14)
Redeemable noncontrolling interests
Convertible preferred units	15,079,167
Class B units	192,261,000
Stockholders’ equity (deficit)
Additional paid in capital		31,152,491
(Accumulated deficit) Retained earnings	(169,605,155)	1,177,024
Total stockholders’ equity	(169,601,129)	32,332,888
Total liabilities, redeemable noncontrolling interests and stockholders’ equity (deficit)	51,586,109	47,987,187
Current assets:
Prepaid expenses			$ 31,110
Non-current assets:
Marketable securities and cash held in Trust Account			285,506,568
Previously Reported
Current liabilities
Accounts payable			1,866,992
Related Party
Current liabilities
Due to related party			144,193
Promissory note-related party			171,346
Previously Reported
Current assets
Cash and cash equivalents		60,518	614,767
Total current assets		79,797	645,877
Total assets		16,098,529	286,152,445
Current liabilities
Total current liabilities		7,792,286	2,182,531
Warrant liabilities		1,113,600	796,224
Non-current liabilities:
Deferred underwriters fee			9,660,000
Total liabilities		8,905,886	12,638,755
Commitments and contingencies (Note 14)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 1,408,555 and 27,600,000 shares at redemption value as of December 31, 2023 and 2022, respectively		16,018,732	285,506,568
Stockholders’ equity (deficit)
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
(Accumulated deficit) Retained earnings		(8,826,779)	(11,993,568)
Total stockholders’ equity		(8,826,089)	(11,992,878)
Total liabilities, redeemable noncontrolling interests and stockholders’ equity (deficit)		16,098,529	286,152,445
Current assets:
Prepaid expenses		19,279
Non-current assets:
Marketable securities and cash held in Trust Account		16,018,732
Previously Reported | Previously Reported
Current liabilities
Accounts payable		5,669,349
Previously Reported | Related Party
Current liabilities
Due to related party		339,193
Promissory note-related party		1,783,744
Class V Common Stock
Stockholders’ equity (deficit)
Common stock	3,523	3,373
Class A Ordinary Shares
Stockholders’ equity (deficit)
Common stock	$ 503
Class A Ordinary Shares | Previously Reported
Stockholders’ equity (deficit)
Common stock		562
Class B Ordinary Shares
Stockholders’ equity (deficit)
Common stock			$ 690
Class B Ordinary Shares | Previously Reported
Stockholders’ equity (deficit)
Common stock		$ 128